UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2011

Date of reporting period:  February 28, 2011

Item 1. Schedule of Investments.

Schooner Fund
Schedule of Investments
February 28, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 82.90%
Beverage and Tobacco Product Manufacturing - 1.16%
Reynolds American, Inc.	15,000	$ 514,800

Building Material and Garden Equipment and Supplies Dealers - 1.26%
Home Depot, Inc.	15,000	562,050

Chemical Manufacturing - 10.33%
Abbott Laboratories	14,000	673,400
Bristol-Myers Squibb Co.	25,000	645,250
Celgene Corp. (a)	10,000	531,000
EI du Pont de Nemours & Co.	3,000	164,610
Eli Lilly & Co.	16,500	570,240
Merck & Co., Inc.	19,000	618,830
Pfizer, Inc.	40,000	769,600
Procter & Gamble Co.	10,000	630,500
		4,603,430
Clothing and Clothing Accessories Stores - 1.01%
Gap, Inc.	20,000	450,600

Computer and Electronic Product Manufacturing - 11.00%
Hewlett-Packard Co.	2,500	109,075
Intel Corp.	32,500	697,775
Marvell Technology Group Ltd. (a)(b)	40,000	731,200
NetApp, Inc. (a)	6,000	309,960
Northrop Grumman Corp.	8,000	533,440
Raytheon Co.	17,000	870,570
SanDisk Corp. (a)	5,000	248,000
Seagate Technology PLC (a)(b)	55,000	698,500
Western Digital Corp. (a)	23,000	703,340
		4,901,860
Credit Intermediation and Related Activities - 11.00%
American Express Co.	20,000	871,400
JPMorgan Chase & Co.	20,000	933,800
M & T Bank Corp.	2,000	176,100
Northern Trust Corp.	8,000	412,560
PNC Financial Services Group, Inc.	13,000	802,100
State Street Corp.	5,000	223,600
SunTrust Banks, Inc.	22,500	678,825
Visa, Inc.	11,000	803,550
		4,901,935
Data Processing, Hosting and Related Services - 1.52%
Akamai Technologies, Inc. (a)	10,000	375,300
Automatic Data Processing, Inc.	6,000	300,000
		675,300
Electrical Equipment, Appliance, and Component Manufacturing - 1.04%
Corning, Inc.	20,000	461,200

Electronics and Appliance Stores - 1.23%
Best Buy Co., Inc.	17,000	548,080

Food Manufacturing - 3.35%
ConAgra Foods, Inc.	20,000	463,200
HJ Heinz Co.	11,000	552,420
Kraft Foods, Inc.	15,000	477,600
		1,493,220
Food Services and Drinking Places - 1.70%
McDonald's Corp.	10,000	756,800

General Merchandise Stores - 2.86%
Macy's, Inc.	25,000	597,500
Wal-Mart Stores, Inc.	13,000	675,740
		1,273,240
Health and Personal Care Stores - 1.51%
CVS Caremark Corp.	5,000	165,300
Express Scripts, Inc. (a)	9,000	505,980
		671,280
Insurance Carriers and Related Activities - 2.29%
Allstate Corp.	13,500	429,030
Prudential Financial, Inc.	9,000	592,470
		1,021,500
Management of Companies and Enterprises - 2.90%
Goldman Sachs Group, Inc.	5,000	818,900
Morgan Stanley	16,000	474,880
		1,293,780
Mining (except Oil and Gas) - 1.01%
Freeport-McMoran Copper & Gold, Inc.	8,500	450,075

Miscellaneous Manufacturing - 1.95%
3M Co.	2,500	230,575
Medtronic, Inc.	16,000	638,720
		869,295
Oil and Gas Extraction - 4.50%
Anadarko Petroleum Corp.	11,000	900,130
Devon Energy Corp New	6,000	548,640
Noble Energy, Inc.	6,000	555,960
		2,004,730
Paper Manufacturing - 1.74%
International Paper Co.	16,000	444,480
Kimberly-Clark Corp.	5,000	329,500
		773,980
Petroleum and Coal Products Manufacturing - 1.40%
Chevron Corp	6,000	622,500

Pipeline Transportation - 0.85%
Williams Cos., Inc.	12,500	379,500

Publishing Industries (except Internet) - 1.96%
Microsoft Corp.	12,500	332,250
Symantec Corp. (a)	30,000	540,900
		873,150
Rail Transportation - 1.91%
Norfolk Southern Corp.	13,000	852,540

Support Activities for Mining - 1.90%
Transocean Ltd. (a)(b)	10,000	846,300

Telecommunications - 4.03%
AT&T, Inc.	27,500	780,450
Verizon Communications, Inc.	27,500	1,015,300
		1,795,750
Transportation Equipment Manufacturing - 2.39%
Ford Motor Co. (a)	15,000	225,750
General Dynamics Corp.	11,000	837,320
		1,063,070
Utilities - 4.27%
Duke Energy Corp	40,000	719,600
PG&E Corp.	17,000	783,020
Spectra Energy Corp.	15,000	401,250
		1,903,870
Waste Management and Remediation Services - 0.83%
Waste Management, Inc.	10,000	370,600

TOTAL COMMON STOCKS (Cost $35,177,778)		36,934,435

EXCHANGE TRADED FUNDS - 7.96%
Consumer Staples Slect Sector SPDR Fund	35,000	1,040,200
Energy Select Sector SPDR Fund	20,000	1,570,800
Materials Select Sector SPDR Fund	5,000	197,300
Utilities Select Sector SPDR	23,000	738,530
TOTAL EXCHANGE TRADED FUNDS (Cost $3,432,950)		3,546,830

CONVERTIBLE PREFERRED STOCKS - 1.55%
Insurance Carriers and Related Activities - 1.55%
Hartford Financial Services Group, Inc.	25,000	691,750
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $625,681)		691,750

CONVERTIBLE BONDS - 1.37%
Alliant Techsystems, Inc.
2.750%, 09/15/2011	200,000	203,000
L-3 Communications Holdings, Inc.
3.000%, 08/01/2035	200,000	204,750
Transocean, Inc.
1.500%, 12/15/2037 (b)	200,000	201,000
TOTAL CONVERTIBLE BONDS (Cost $594,911)		608,750

PURCHASED OPTIONS - 1.81%
SPDR S&P 500 ETF Trust	8,750	804,250
TOTAL PURCHASED OPTIONS (Cost $1,443,872)		804,250

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 11.64%
Money Market Fund - 11.64%
AIM STIT-Treasury Portfolio (c)	$ 5,184,544	5,184,544
TOTAL SHORT-TERM INVESTMENTS (Cost $5,184,544)		5,184,544

Total Investments (Cost $46,459,736) - 107.23%		47,770,559
Liabilities in Excess of Other Assets - (7.23)%		(3,222,698)
TOTAL NET ASSETS - 100.00%		$ 44,547,861

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Foreign issued security.
(c) All or a portion of this security is pledged as collateral for written options.

The cost basis of investments for federal income tax purposes at February 28, 2011 was as follows*:

Cost of investments	$46,459,736
Gross unrealized appreciation - Equities	2,420,952
Gross unrealized appreciation - Fixed Income	13,839
Gross unrealized appreciation - Options	403,112
Gross unrealized depreciation - Equities	(484,346)
Gross unrealized depreciation - Options	(876,995)
Net unrealized appreciation	$1,476,562

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 28, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks #	$36,934,435	$-	$-	$36,934,435
Exchange Traded Funds	3,546,830	-	-	3,546,830
Convertible Preferred Stocks	691,750	-	-	691,750
Purchased Options	804,250	-	-	804,250
Total Equity	41,977,265	-	-	41,977,265

Fixed Income
Convertible Bonds	$-	$608,750	$-	$608,750
Total Fixed Income	-	608,750	-	608,750

Short-Term Investments	$5,184,544	$-	$-	$5,184,544

Total Investments in Securities	$47,161,809	$608,750	$-	$47,770,559

Other Financial Instruments*	$165,739	$-	$-	$165,739
* Other financial instruments are derivative instruments not reflected in the Schedule of Invesments, such as written options which are reflected at the unrealized appreciation (depreciation) on the instruments.

There were no transfers into and out of Level 1 and 2 during the period ending February 28, 2011.
The Fund held no Level 3 securities during the reporting period.
# For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of February 28, 2011 was as follows:

Derivatives not accounted for
as hedging instruments
Value
Purchased Options	$804,250
Written Options	1,191,450
Total	$1,995,700

The Effect of Derivative Instruments on income for the period June 1, 2010 through February 28, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period June 1, 2010
as hedging instruments	through
February 28, 2011
Purchased Options	$(2,360,576)
Written Options	(608,494)
Total	$(2,969,070)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period June 1, 2010
as hedging instruments	through
February 28, 2011
Purchased Options	$(639,622)
Written Options	235,876
Total	$(403,746)

Schooner Fund
Schedule of Options Written
February 28, 2011 (Unaudited)

	Contracts	Value
CALL OPTIONS
Akamai Technologies, Inc.
Expiration: March, 2011, Exercise Price: $38.00	100	12,800
American Express Co.
Expiration: March, 2011, Exercise Price: $44.00	200	16,400
Anadarko Petroleum Corp.
Expiration: March, 2011, Exercise Price: $80.00	110	40,700
Best Buy Co., Inc.
Expiration: March, 2011, Exercise Price: $33.00	170	8,160
Celgene Corp.
Expiration: March, 2011, Exercise Price: $52.50	100	15,400
Corning, Inc.
Expiration: March, 2011, Exercise Price: $22.00	200	26,600
CVS Caremark Corp.
Expiration: March, 2011, Exercise Price: $33.00	50	3,750
Devon Energy Corp.
Expiration: March, 2011, Exercise Price: $90.00	60	17,220
Express Scripts, Inc.
Expiration: March, 2011, Exercise Price: $55.00	90	15,840
Ford Motor Co.
Expiration: March, 2011, Exercise Price: $15.00	150	7,200
Freeport-McMoRan Copper & Gold, Inc.
Expiration: March, 2011, Exercise Price: $52.50	85	18,020
Gap, Inc.
Expiration: March, 2011, Exercise Price: $19.00	200	71,500
General Dynamics Corp.
Expiration: March, 2011, Exercise Price: $75.00	110	21,450
Goldman Sachs Group, Inc.
Expiration: March, 2011, Exercise Price: $165.00	50	13,600
Hewlett-Packard Co.
Expiration: March, 2011, Exercise Price: $43.00	25	3,150
Home Depot, Inc.
Expiration: March, 2011, Exercise Price: $37.00	150	13,050
International Paper Co.
Expiration: March, 2011, Exercise Price: $27.00	160	19,520
JP Morgan Chase & Co.
Expiration: March, 2011, Exercise Price: $46.00	200	29,000
Macy's, Inc.
Expiration: March, 2011, Exercise Price: $23.00	250	30,500
Marvell Technology Group Ltd.
Expiration: March, 2011, Exercise Price: $18.00	400	35,600
Medtronic, Inc.
Expiration: March, 2011, Exercise Price: $40.00	160	10,880
Morgan Stanley
Expiration: March, 2011, Exercise Price: $29.00	160	17,600
NetApp, Inc.
Expiration: April, 2011, Exercise Price: $55.00	60	7,620
Noble Energy, Inc.
Expiration: March, 2011, Exercise Price: $90.00	60	25,800
Norfolk Southern Corp.
Expiration: March, 2011, Exercise Price: $60.00	130	75,400
PNC Financial Services Group, Inc.
Expiration: March, 2011, Exercise Price: $62.50	130	11,570
Prudential Financial, Inc.
Expiration: March, 2011, Exercise Price: $65.00	85	17,510
SanDisk Corp.
Expiration: March, 2011, Exercise Price: $48.00	50	13,150
Seagate Technology PLC
Expiration: March, 2011, Exercise Price: $13.00	550	16,500
State Street Corp.
Expiration: March, 2011, Exercise Price: $45.00	50	4,150
SunTrust Banks, Inc.
Expiration: March, 2011, Exercise Price: $31.00	225	13,275
Symantec Corp.
Expiration: March, 2011, Exercise Price: $18.00	290	13,050
Transocean Ltd.
Expiration: March, 2011, Exercise Price: $80.00	100	56,500
Visa, Inc.
Expiration: March, 2011, Exercise Price: $72.50	110	22,000
Western Digital Corp.
Expiration: March, 2011, Exercise Price: $31.00	230	18,860
Williams Cos., Inc.
Expiration: March, 2011, Exercise Price: $27.00	125	40,625
		783,950
PUT OPTIONS
SPDR S&P 500 ETF Trust
Expiration: March, 2011, Exercise Price: $122.00	6,250	131,250
Expiration: April, 2011, Exercise Price: $124.00	1,750	168,250
Expiration: April, 2011, Exercise Price: $127.00	750	108,000
		407,500
Total Options Written (Premiums received $1,357,189)		$ 1,191,450

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By   /s/ Joseph Neuberger
             Joseph Neuberger, President

Date      April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Joseph Neuberger
             Joseph Neuberger, President

Date      April 27, 2011

By   /s/ John Buckel
             John Buckel, Treasurer

Date      April 27, 2011